SIGNIFICANT ACCOUNTING POLICIES - Additional information (Details) ¥ in Thousands, $ in Thousands	1 Months Ended				12 Months Ended
	May 31, 2017	Nov. 30, 2016	May 31, 2016	Jun. 30, 2015	Feb. 28, 2022 USD ($)	Feb. 28, 2021 USD ($)	Feb. 29, 2020 USD ($)	Feb. 28, 2022 CNY (¥)	Feb. 28, 2021 CNY (¥)
Contract liabilities of deferred revenue					$ 187,732	$ 1,417,498
VAT (as a percent)	13.00%
Advertising costs					222,115	803,120	$ 248,807
Foreign currency translation, exchange gain (loss)					(3,640)	(12,311)	$ 968
Cash and cash equivalents					1,638,189	$ 3,242,953		¥ 1,180,475	¥ 1,754,509
Debt securities, held-to-maturity, allowance for credit loss					$ 0
Xinxin Xiangrong.
VAT (as a percent)				6.00%
Beijing Xintang Sichuang, TAL Beijing, Yidu Huida | Xueersi Education.
VAT (as a percent)					6.00%
Zhixuesi Beijing
VAT (as a percent)		6.00%
Pengxin TAL
VAT (as a percent)			6.00%
Yizhen Xuesi.
VAT (as a percent)		6.00%
Online education services through www.xueersi.com
VAT (as a percent)					6.00%
Minimum
VAT (as a percent)					3.00%
Minimum | Investees
Ownership percentage (as a percent)					20.00%			20.00%
Maximum
VAT (as a percent)					13.00%
Maximum | Investees
Ownership percentage (as a percent)					50.00%			50.00%